Summary of Significant Accounting Policies - Schedule of Groups Long-Lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Groups Long-Lived Assets by Geographic Area [Line Items]
Geographic information	$ 83,380	$ 106,993
The United States [Member]
Schedule of Groups Long-Lived Assets by Geographic Area [Line Items]
Geographic information	71,141	100,294
The United Arab Emirates [Member]
Schedule of Groups Long-Lived Assets by Geographic Area [Line Items]
Geographic information	8,602	5,484
Mainland China [Member]
Schedule of Groups Long-Lived Assets by Geographic Area [Line Items]
Geographic information	$ 3,637	$ 1,215